Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies [Abstract]
Financial obligations and expected timing
These obligations as of December 31, 2017, and the expected timing of funding of these obligations, are noted in the table below.

	Total	Less than 1 year	1-3 years	3-5 years	Beyond 5 years
Operating leases	$29,926	7,727	13,510	8,689	—
Processing agreements	41,845	6,993	9,164	9,004	16,684
Transportation agreements	31,948	2,602	14,635	13,661	1,050
Total	$103,719	$17,322	$37,309	$31,354	$17,734